Equity (Liability Award Activity) (Details)	12 Months Ended
Dec. 31, 2014
Summary of performance share activity
Vesting period	3 years
Stock Options
Summary of performance share activity
Exercised Shares Under Option	(4,197,329)
Vesting period	3 years
Stock Options | Phantom Share Units [Member]
Summary of performance share activity
Shares Outstanding at January 1,	1,221,626
Granted Shares	40,181
Exercised Shares Under Option	(123,293)
Forfeited Shares	(31,518)
Paid	0
Shares Outstanding at December 31,	1,106,996
Vested and expected to vest at December 31,	996,296
Stock Options | Phantom Share Units [Member] | Minimum
Summary of performance share activity
Vesting period	1 year
Stock Options | Phantom Share Units [Member] | Maximum
Summary of performance share activity
Vesting period	3 years
Performance Shares
Summary of performance share activity
Shares Outstanding at January 1,	5,074,140
Granted Shares	1,183,207
Forfeited Shares	(194,263)
Paid	(1,551,570)
Shares Outstanding at December 31,	4,511,514
Vested and expected to vest at December 31,	4,477,097
Vesting period	3 years
Performance Shares | Phantom Share Units [Member]
Summary of performance share activity
Shares Outstanding at January 1,	531,888
Granted Shares	209,646
Exercised Shares Under Option	0
Forfeited Shares	(20,517)
Paid	(127,094)
Shares Outstanding at December 31,	593,923
Vested and expected to vest at December 31,	534,531
Restricted Stock Units
Summary of performance share activity
Shares Outstanding at January 1,	3,328,516
Granted Shares	1,432,389
Forfeited Shares	7,795
Paid	(1,264,470)
Shares Outstanding at December 31,	3,504,230
Vested and expected to vest at December 31,	3,153,807
Vesting period	3 years
Restricted Stock Units | Phantom Share Units [Member]
Summary of performance share activity
Shares Outstanding at January 1,	979,522
Granted Shares	307,873
Exercised Shares Under Option	0
Forfeited Shares	(83,537)
Paid	(403,818)
Shares Outstanding at December 31,	800,040
Vested and expected to vest at December 31,	720,036
Vesting period	3 years